December 12, 2000



VIA EDGAR

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

            Re:   Oppenheimer Insured Municipal Fund
                  Reg. No. 33-08054; File No. 811-4803

To the Securities and Exchange Commission:

            An electronic ("EDGAR") filing is hereby made on behalf of Oppenheimer Insured Municipal Fund (the "Registrant") pursuant to Rule 497 of the Securities Act of 1933, as amended. Such filing includes a supplement to the Fund"s prospectus dated January 28, 2000.

            Any questions regarding this submission are to be directed to the attention of the undersigned.

                                          Very truly yours,

                                          /s/ Deborah A. Sullivan

                                          Deborah A. Sullivan
                                          Assistant Vice President &
                                          Assistant Counsel
                                          (212) 323-0602

Enclosures

                      OPPENHEIMER INSURED MUNICIPAL FUND
                  Supplement dated December 12, 2000 to the
                      Prospectus dated January 28, 2000


The Agreement and Plan of Reorganization between Oppenheimer Insured Municipal Fund and Oppenheimer Municipal Bond Fund was approved by shareholders of the Fund on December 11, 2000. Accordingly, shares of the Fund are no longer available for purchase.









December 12, 2000                                     PSO865.015